CAPITAL STOCK - Performance Percentage PSUs Granted (Details)	Dec. 20, 2019	Aug. 07, 2019	Mar. 21, 2019	May 28, 2018	May 22, 2018	Mar. 21, 2018	Jan. 01, 2018	Dec. 30, 2017	Jun. 22, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	0.00%		0.00%	50.00%	100.00%	100.00%			150.00%
Target Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage								100.00%
Target Shares | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage							50.00%
ROIC performance percentage							50.00%
Target Shares | 76th percentile or higher | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage								150.00%
Target Shares | 51st-75th percentile | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage								100.00%
Target Shares | 25th-50th percentile | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage								50.00%
Target Shares | Less than the 25th percentile | Shares Granted Prior To 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage		0.00%
Target Shares | Less than the 25th percentile | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage								0.00%
Target Shares | Less than the 25th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage							0.00%
Target Shares | 90th percentile or higher | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage							200.00%
Target Shares | 75th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage							150.00%
Target Shares | 50th percentile | Shares Granted Prior To 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage		100.00%
Target Shares | 50th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage							100.00%
Target Shares | 25th percentile | Shares Granted Prior To 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage		50.00%
Target Shares | 25th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage							50.00%
Target Shares | 1st Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage							0.00%
Target Shares | 2nd Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage							50.00%
Target Shares | 3rd Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage							100.00%
Target Shares | 4th Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage							150.00%
Target Shares | 75th percentile or above | Shares Granted Prior To 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage		150.00%